Foreign Currency Transactions - Summary of Transactions Denominated in Foreign Currency (Parenthetical) (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Foreign Currency Transactions [Abstract]
Interest expense	$ 1,686,540	$ 7.5	$ 1,514,250	$ 7.7	$ 1,425,746	$ 6.4